Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:
	December 31,
	2015	2014
	(in thousands)
Finished goods	$-	$-
Raw materials	75	207
Total	$75	$207